Significant Events After the Balance Sheet Date (Details) $ / shares in Units, shares in Thousands, $ in Thousands	Jul. 29, 2024 TWD ($) $ / shares shares
Significant Events After the Balance Sheet Date [Abstract]
Issuance of shares | shares	15,000
Issue price, per share | $ / shares	$ 20
Total amount | $	$ 300,000